UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09833

Investment Grade Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders

Investment Grade Income Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS

Corporate Bonds — 28.0%
Security	Principal Amount (000's omitted)	Value
Aerospace / Defense — 1.0%
Lockheed Martin Corp., 7.20%, 5/1/36	$665	$806,176
United Technologies Corp., 7.00%, 9/15/06	275	279,387
		$1,085,563
Banks — 1.3%
Inter-American Development Bank, 6.95%, 8/1/26	$220	$268,996
Inter-American Development Bank, 8.40%, 9/1/09	1,000	1,119,987
		$1,388,983
Beverages — 1.2%
Coca-Cola Enterprises, 7.00%, 10/1/26	$1,065	$1,243,584
		$1,243,584
Cable Television — 0.1%
Comcast Cable Communication, 8.50%, 5/1/27	$85	$104,556
		$104,556
Conglomerates — 0.5%
ITT Corp., 8.55%, 6/15/09	$450	$494,003
		$494,003
Containers-Paper / Plastic — 0.5%
First Brands Corp., 7.25%, 3/1/07	$505	$516,614
		$516,614
Diversified Manufacturing — 1.5%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$78,113
Ingersoll-Rand, MTN, 6.015%, 2/15/28	1,310	1,433,022
Ingersoll-Rand, MTN, 6.13%, 11/18/27	90	98,140
		$1,609,275
Drugs — 0.4%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$405	$432,564
		$432,564
Financial Services — 5.2%
Associates Corp., N.A., 5.96%, 5/15/37	$30	$33,753
Commercial Credit Corp., 8.70%, 6/15/10	100	114,741

Security	Principal Amount (000's omitted)	Value
Financial Services (continued)
General Electric Capital Corp., 5.00%, 6/15/07	$1,000	$1,002,240
General Electric Capital Corp., MTN, 4.216%, 3/2/09(1)	710	696,567
Lehman Brothers Holdings, MTN, 4.294%, 4/20/07(1)	675	676,271
Merrill Lynch & Co., MTN, 4.541%, 2/6/09(1)	710	712,605
Merrill Lynch & Co., MTN, 4.675%, 1/31/08(1)	260	259,672
National Rural Utilities, 6.00%, 5/15/06	1,265	1,270,959
SLM Corp., MTN, 4.42%, 7/25/07(1)	635	637,284
		$5,404,092
Foods — 2.2%
Conagra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,318,357
Sysco Corp., 7.16%, 4/15/27	810	977,071
		$2,295,428
Household Products — 0.6%
Procter & Gamble Co., 8.00%, 9/1/24	$485	$646,924
		$646,924
Medical Products — 2.6%
Bard (C.R.), Inc., 6.70%, 12/1/26	$1,100	$1,262,935
Beckman Coulter, Inc., 7.05%, 6/1/26	1,200	1,398,488
		$2,661,423
Metals — 0.9%
Barrick Gold Finance, Inc., 7.50%, 5/1/07	$885	$911,067
		$911,067
Oil and Gas-Equipment and Services — 0.3%
Transocean, Inc., 7.45%, 4/15/27	$240	$292,041
		$292,041
Retail-Building Products — 1.5%
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37	$1,240	$1,525,561
		$1,525,561
Super Regional Banks — 4.0%
Bank of America Corp., MTN, 6.975%, 3/7/37	$1,090	$1,309,573
First Union Corp., 6.824%, 8/1/26	1,720	2,102,108
SunTrust Banks, 6.00%, 2/15/26	115	121,201
SunTrust Banks, 6.00%, 1/15/28	370	398,341
SunTrust Banks, 7.375%, 7/1/06	270	272,644
		$4,203,867

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Telecommunications — 1.2%
Harris Corp., 6.35%, 2/1/28	$225	$235,869
Verizon Wireless Capital LLC, 5.375%, 12/15/06	1,000	1,003,522
		$1,239,391
Telephone-Integrated — 1.2%
BellSouth Capital Funding, 6.04%, 11/15/26	$1,250	$1,290,376
		$1,290,376
Utilities — 1.8%
Baltimore Gas and Electric, MTN, 6.73%, 6/12/12	$500	$538,234
Oklahoma Gas and Electric, 6.65%, 7/15/27	1,210	1,364,076
		$1,902,310
Total Corporate Bonds (identified cost $28,588,332)		$29,247,622
Asset Backed Securities — 4.0%
Security	Principal Amount (000's omitted)	Value
BOIT, Series 2003-B1, Class B-1, 4.739%, 12/15/10(1)	$935	$940,206
CCCIT Series 2003-A4, Class A4, 4.57%, 3/20/09(1)	1,000	1,001,026
CHAMT Series 2004-1B, Class B, 4.569%, 5/15/09(1)	935	935,522
MBNAS, Series 2003-A3, Class A3, 4.489%, 8/16/10(1)	1,000	1,003,066
TAOT, Series 2003-B Class A3, 4.399%, 8/15/07(1)	317	317,309
Total Asset Backed Securities (identified cost, $4,131,412)		$4,197,129
Mortgage-Backed Securities — 16.9%
Security	Principal Amount (000's omitted)	Value
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$902	$837,237
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	175	178,167
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	889	895,755
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	1,238	1,248,542
FHLMC, Gold Pool #G90033, 7.00%, 2/17/17	1,574	1,620,989
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	83	83,779
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	703	709,553
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23(2)	226	226,438
FHLMC, PAC CMO, Series 1642-PH, 5.50%, 3/15/23(2)	19	18,841
FHLMC, PAC CMO, Series 1684-G, 6.50%, 3/15/23(2)	0	423
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	310	311,783
FHLMC, PAC CMO, Series 2509-QD, 5.50%, 11/15/27	81	81,320

Security	Principal Amount (000's omitted)	Value
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	$1,133	$1,122,027
FHLMC, PAC CMO, Series 2542-PY, 5.00%, 6/15/28	600	599,494
FNMA, CMO, Series 2003-25-EC, 4.50%, 3/25/17	764	753,965
FNMA, PAC CMO, Series 1993-117-J, 6.50%, 7/25/08	776	786,154
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	292	295,165
FNMA, PAC CMO, Series 1994-30-JA, 5.00%, 7/25/23(2)	659	656,695
FNMA, PAC CMO, Series 2002-56-WB, 4.90%, 3/25/29	1,191	1,182,267
FNMA, PAC CMO, Series 2002-82-XJ, 4.50%, 9/25/12	839	836,368
FNMA, PAC CMO, Series 2003-8-QB, 4.50%, 12/25/12	384	382,796
FNMA, Pool #323844, 7.00%, 7/1/14	1,282	1,333,287
FNMA, Pool #448183, 5.50%, 10/1/13	187	188,723
FNMA, Pool #458151, 6.00%, 11/15/18	738	752,026
FNMA, Pool #535454, 6.00%, 2/1/15	312	318,563
FNMA, Pool #545937, 6.00%, 6/1/14	306	312,864
FNMA, Pool #545948, 6.00%, 12/1/14	215	219,922
FNMA, Pool #725169, 8.00%, 3/1/13	643	675,811
GNMA, Pool #780688, 7.00%, 12/15/23(2)	279	293,025
GNMA, Pool #781412, 6.50%, 2/15/17	729	753,311
Total Mortgage-Backed Securities (identified cost, $17,964,502)		$17,675,290
U.S. Treasury Obligations — 29.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation Index Note, 4.25%, 1/15/10	$1,409	$1,527,532
U.S. Treasury Note, 3.25%, 1/15/09	2,050	1,985,538
U.S. Treasury Note, 3.375%, 2/28/07	500	494,063
U.S. Treasury Note, 4.00%, 2/15/14	19,980	19,444,616
U.S. Treasury Note, 6.00%, 8/15/09	2,000	2,108,438
U.S. Treasury Note, 6.50%, 2/15/10	5,125	5,529,998
Total U.S. Treasury Obligations (identified cost, $31,171,643)		$31,090,185
U.S. Government Obligations — 17.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Bank, 2.875%, 8/15/06	$445	$440,320
Federal Home Loan Mortgage Corp., 4.06%, 7/25/08	1,400	1,391,961
Federal Home Loan Mortgage Corp., 4.50%, 11/15/07	1,400	1,391,541

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 5.00%, 11/23/07	$1,200	$1,197,643
Federal Home Loan Mortgage Corp., MTN, 3.30%, 9/14/07	1,400	1,366,166
Federal National Mortgage Association, 2.375%, 2/15/07	2,000	1,948,460
Federal National Mortgage Association, 2.20%, 12/4/06	2,000	1,954,972
Federal National Mortgage Association, 3.29%, 11/30/06	1,245	1,229,258
Federal National Mortgage Association, 3.31%, 1/26/07	1,400	1,379,263
Federal National Mortgage Association, MTN, 6.625%, 9/15/09	3,000	3,192,639
Tennessee Valley Authority, 4.875%, 12/15/16	825	851,648
Tennessee Valley Authority, 5.88%, 4/1/36	1,275	1,453,931
Total U.S. Government Obligations (identified cost, $17,774,243)		$17,797,802
Commercial Paper — 2.5%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 4.20%, 1/3/06	$2,597	$2,596,091
Total Commercial Paper (at amortized cost, $2,596,091)		$2,596,091
Short-Term Investments — 1.9%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.23%, 1/3/06	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 100.0% (identified cost $104,226,223)		$104,604,119
Other Assets, Less Liabilities — (0.0)%		$(22,902)
Net Assets — 100.0%		$104,581,217

BOIT - Bank One Issuance Trust

CCCIT - Citibank Credit Card Issuance Trust

CHAMT - Chase Credit Card Master Trust

CMO - Collateralized Mortgage Obligations

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

GNMA - Government National Mortgage Association (Ginnie Mae)

MBNAS - MBNA Credit Card Master Note Trust

MTN - Medium-Term Note

PAC - Planned Amortization Class

TAOT - Toyota Auto Receivables Owner Trust

(1)  Variable rate security. The stated interest rate represents the rate in effect at December 31, 2005.

(2)  Priced by adviser.

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2005

Assets
Investments, at value (identified cost, $104,226,223)	$104,604,119
Cash	1,332
Interest receivable	1,248,201
Total assets	$105,853,652
Liabilities
Payable for investments purchased	$1,184,085
Payable to affiliate for investment adviser fees	53,976
Payable to affiliate for Trustees' fees	2,412
Accrued expenses	31,962
Total liabilities	$1,272,435
Net Assets applicable to investors' interest in Portfolio	$104,581,217
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$104,203,321
Net unrealized appreciation (computed on the basis of identified cost)	377,896
Total	$104,581,217

Statement of Operations

For the Year Ended
December 31, 2005

Investment Income
Interest	$4,329,964
Total investment income	$4,329,964
Expenses
Investment adviser fee	$638,713
Trustees' fees and expenses	8,583
Custodian fee	67,968
Legal and accounting services	53,368
Miscellaneous	5,237
Total expenses	$773,869
Deduct — Reduction of custodian fee	$18
Total expense reductions	$18
Net expenses	$773,851
Net investment income	$3,556,113
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$721,528
Net realized gain	$721,528
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,113,344)
Net change in unrealized appreciation (depreciation)	$(2,113,344)
Net realized and unrealized loss	$(1,391,816)
Net increase in net assets from operations	$2,164,297

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2005	Year Ended December 31, 2004
From operations — Net investment income	$3,556,113	$3,181,676
Net realized gain from Investment transactions	721,528	2,201,549
Net change in unrealized appreciation (depreciation) from investments	(2,113,344)	(1,751,349)
Net increase in net assets from operations	$2,164,297	$3,631,876
Capital transactions — Contributions	$9,391,287	$10,691,521
Withdrawals	(7,252,070)	(5,689,693)
Net increase in net assets from capital transactions	$2,139,217	$5,001,828
Net increase in net assets	$4,303,514	$8,633,704
Net Assets
At beginning of year	$100,277,703	$91,643,999
At end of year	$104,581,217	$100,277,703

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended December 31,
	2005	2004	2003	2002	2001(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.76%	0.75%	0.76%	0.76%	0.75%
Net investment income	3.48%	3.43%	3.44%	4.70%	5.42%
Portfolio Turnover	66%	71%	65%	55%	46%
Total Return	2.15%	3.98%	3.76%	10.75%	9.04%
Net assets, end of year (000's omitted)	$104,581	$100,278	$91,644	$94,066	$91,189

(1)  The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 5.76% to 5.42%.

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2005, the Eaton Vance Balanced Fund held a 60.3% interest in the Portfolio and another investor held a 12.8% interest. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations — Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

C Income Taxes — The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

F Expense Reduction —.Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2005, there were credit balances of $18 used to reduce the Portfolio's custodian fee.

G Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

Investment Grade Income Portfolio as of December 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the year ended December 31, 2005, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $638,713. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2005, no significant amounts have been deferred.

3  Investment Transactions

Purchases and sales of investments (including maturities and paydowns), other than U.S. Government and agency securities and short-term obligations, aggregated $5,484,163, and $12,290,971, respectively. Purchases and sales of U.S. Government and agency securities (including maturities and paydowns) aggregated $64,906,967 and $52,547,603, respectively for the year ended December 31, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$104,291,589
Gross unrealized appreciation	$962,317
Gross unrealized depreciation	(649,787)
Net unrealized appreciation	$312,530

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2005.

Investment Grade Income Portfolio as of December 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Investment Grade Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Investment Grade Income Portfolio (the "Portfolio") at December 31, 2005, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2006

Investment Grade Income Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Investment Grade Income Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

The Portfolio is one of three underlying funds in which Eaton Vance Balanced Fund (the "Fund") may invest. Boston Management and Research serves as investment adviser to the Portfolio.

In considering the annual approval of the investment advisory agreements, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  Information regarding the advisory fees borne indirectly by the Fund, including an independent report comparing such fees with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund (which includes the Fund's allocable share of the expense ratios of the Portfolio) to those of comparable funds;

•  Information regarding investment performance of the Fund in comparison to appropriate indices, as well as an independent report comparing the investment performance of the Fund to that of relevant peer groups of funds;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Portfolio assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

Investment Grade Income Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund and the Portfolio have performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio and borne by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratios, the Special Committee concluded that the expense ratio of the Fund are within a range that is competitive with comparable funds. The Special Committee also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place for the Portfolio will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the investment adviser may make reimbursement payments to the Portfolio in respect of third party research services obtained by the adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements, nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structures, is in the interests of shareholders.

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard

University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2004, and December 31, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	12/31/04	12/31/05

Audit Fees	$39,175	$41,500

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,750	$9,275

All Other Fees(3)	$0	$0

Total	$47,925	$50,775

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the last two fiscal years of the registrant.

Fiscal Years Ended	12/31/04	12/31/05

Registrant	$8,750	$9,275

Eaton Vance (1)	$84,490	$61,422

(1)           The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:   February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:   February 14, 2006

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	February 14, 2006